FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of credit risk exposure [text block]
	2019			2018
The Group	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	4,852	–	4,852	3,692	–	3,692
Loans and advances to customers, net[1]	474,470	(2,792)	471,678	464,044	(3,241)	460,803
Debt securities, net[1]	5,325	–	5,325	5,095	–	5,095
Financial assets as amortised cost	484,647	(2,792)	481,855	472,831	(3,241)	469,590
Financial assets at fair value through other comprehensive income[3]	24,617	–	24,617	24,368	–	24,368
Financial assets at fair value through profit or loss[3]:
Loans and advances	1,782	–	1,782	20,247	–	20,247
Debt securities, treasury and other bills	337	–	337	2,853	–	2,853
	2,119	–	2,119	23,100	–	23,100
Derivative assets	8,494	(4,177)	4,317	11,293	(4,524)	6,769

Off-balance sheet items:
Acceptances and endorsements	17	–	17	32	–	32
Other items serving as direct credit substitutes	279	–	279	485	–	485
Performance bonds and other transaction-related contingencies	2,274	–	2,274	2,270	–	2,270
Irrevocable commitments and guarantees	46,629	–	46,629	48,455	–	48,455
	49,199	–	49,199	51,242	–	51,242
	569,076	(6,969)	562,107	582,834	(7,765)	575,069
	2019			2018
The Bank	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	4,453	–	4,453	3,153	–	3,153
Loans and advances to customers, net[1]	177,569	(2,123)	175,446	172,315	(2,399)	169,916
Debt securities, net[1]	5,241	–	5,241	4,960	–	4,960
Financial assets at amortised cost	187,263	(2,123)	185,140	180,428	(2,399)	178,029
Financial assets at fair value through other comprehensive income[3]	22,160	–	22,160	23,208	–	23,208
Financial assets at fair value through profit or loss[3]
Loans and advances	362	–	362	18,026	–	18,026
Debt securities, treasury and other bills	337	–	337	2,811	–	2,811
	699	–	699	20,837	–	20,837

Derivative assets	13,638	(3,312)	10,326	15,431	(3,406)	12,025
Off-balance sheet items:
Acceptances and endorsements	16	–	16	31	–	31
Other items serving as direct credit substitutes	259	–	259	449	–	449
Performance bonds and other transaction-related contingencies	2,014	–	2,014	2,012	–	2,012
Irrevocable commitments and guarantees	27,672	–	27,672	30,420	–	30,420
	29,961	–	29,961	32,912	–	32,912
	253,721	(5,435)	248,286	272,816	(5,805)	267,011
1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

ScheduleOfCreditQualityOfAssetsTextBlock
The Group – Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	4,852	–	–	–	4,852
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		4,852	–	–	–	4,852
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	257,028	13,494	–	–	270,522
RMS 7-9	4.51-14.00%	15	2,052	–	–	2,067
RMS 10	14.01-20.00%	–	414	–	–	414
RMS 11-13	20.01-99.99%	–	975	–	–	975
RMS 14	100%	–	–	1,506	13,714	15,220
		257,043	16,935	1,506	13,714	289,198
Retail - unsecured
RMS 1-6	0.00-4.50%	22,151	1,098	–	–	23,249
RMS 7-9	4.51-14.00%	2,676	919	–	–	3,595
RMS 10	14.01-20.00%	76	189	–	–	265
RMS 11-13	20.01-99.99%	18	606	–	–	624
RMS 14	100%	–	–	678	–	678
		24,921	2,812	678	–	28,411
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	13,568	1,297	–	–	14,865
RMS 7-9	4.51-14.00%	314	368	–	–	682
RMS 10	14.01-20.00%	–	99	–	–	99
RMS 11-13	20.01-99.99%	2	178	–	–	180
RMS 14	100%	–	–	150	–	150
		13,884	1,942	150	–	15,976
Retail - Other
RMS 1-6	0.00-4.50%	9,520	390	–	–	9,910
RMS 7-9	4.51-14.00%	–	409	–	–	409
RMS 10	14.01-20.00%	–	7	–	–	7
RMS 11-13	20.01-99.99%	134	23	–	–	157
RMS 14	100%	–	–	150	–	150
		9,654	829	150	–	10,633
Total Retail		305,502	22,518	2,484	13,714	344,218
The Group – Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	43,276	356	–	–	43,632
CMS 11-14	0.51-3.00%	25,410	2,316	–	–	27,726
CMS 15-18	3.01-20.00%	1,801	3,101	–	–	4,902
CMS 19	20.01-99.99%	–	168	–	–	168
CMS 20-23	100%	–	–	3,135	–	3,135
		70,487	5,941	3,135	–	79,563
Other
RMS 1-6	0.00-4.50%	754	46	–	–	800
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	28	–	28
		754	46	28	–	828
CMS 1-10	0.00-0.50%	53,024	–	–	–	53,024
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		53,024	–	–	–	53,024
Total loans and advances to customers		429,767	28,505	5,647	13,714	477,633

In respect of:
Retail		305,502	22,518	2,484	13,714	344,218
Commercial		70,487	5,941	3,135	–	79,563
Other		53,778	46	28	–	53,852
Total loans and advances to customers		429,767	28,505	5,647	13,714	477,633
The Group – Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	23	183	–	–	206
RMS 7-9	4.51-14.00%	–	39	–	–	39
RMS 10	14.01-20.00%	–	13	–	–	13
RMS 11-13	20.01-99.99%	–	46	–	–	46
RMS 14	100%	–	–	122	142	264
		23	281	122	142	568
Retail - unsecured
RMS 1-6	0.00-4.50%	188	42	–	–	230
RMS 7-9	4.51-14.00%	103	92	–	–	195
RMS 10	14.01-20.00%	7	34	–	–	41
RMS 11-13	20.01-99.99%	3	193	–	–	196
RMS 14	100%	–	–	233	–	233
		301	361	233	–	895
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	203	30	–	–	233
RMS 7-9	4.51-14.00%	10	15	–	–	25
RMS 10	14.01-20.00%	–	10	–	–	10
RMS 11-13	20.01-99.99%	1	32	–	–	33
RMS 14	100%	–	–	84	–	84
		214	87	84	–	385
Retail - Other
RMS 1-6	0.00-4.50%	25	9	–	–	34
RMS 7-9	4.51-14.00%	–	27	–	–	27
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	1	–	–	1
RMS 14	100%	–	–	51	–	51
		25	37	51	–	113
Total Retail		563	766	490	142	1,961
The Group – Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	27	2	–	–	29
CMS 11-14	0.51-3.00%	50	37	–	–	87
CMS 15-18	3.01-20.00%	13	171	–	–	184
CMS 19	20.01-99.99%	–	16	–	–	16
CMS 20-23	100%	–	–	859	–	859
		90	226	859	–	1,175
Other
RMS 1-6	0.00-4.50%	16	1	–	–	17
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	10	–	10
		16	1	10	–	27
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		669	993	1,359	142	3,163

In respect of:
Retail		563	766	490	142	1,961
Commercial		90	226	859	–	1,175
Other		16	1	10	–	27
Total loans and advances to customers		669	993	1,359	142	3,163
The Group – Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	12,242	62	–	–	12,304
RMS 7-9	4.51-14.00%	1	1	–	–	2
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	8	79	87
		12,243	63	8	79	12,393
Retail - unsecured
RMS 1-6	0.00-4.50%	60,653	1,986	–	–	62,639
RMS 7-9	4.51-14.00%	389	218	–	–	607
RMS 10	14.01-20.00%	5	39	–	–	44
RMS 11-13	20.01-99.99%	1	73	–	–	74
RMS 14	100%	–	–	83	–	83
		61,048	2,316	83	–	63,447
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,181	–	–	–	1,181
RMS 7-9	4.51-14.00%	193	4	–	–	197
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1,374	4	–	–	1,378
Retail - Other
RMS 1-6	0.00-4.50%	1,240	–	–	–	1,240
RMS 7-9	4.51-14.00%	–	62	–	–	62
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	2	–	2
		1,240	62	2	–	1,304
Total Retail		75,905	2,445	93	79	78,522
The Group – Gross undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	31,014	76	–	–	31,090
CMS 11-14	0.51-3.00%	5,105	850	–	–	5,955
CMS 15-18	3.01-20.00%	258	326	–	–	584
CMS 19	20.01-99.99%	–	43	–	–	43
CMS 20-23	100%	–	–	5	–	5
		36,377	1,295	5	–	37,677
Other
RMS 1-6	0.00-4.50%	235	–	–	–	235
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		235	–	–	–	235
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		112,517	3,740	98	79	116,434

In respect of:
Retail		75,905	2,445	93	79	78,522
Commercial		36,377	1,295	5	–	37,677
Other		235	–	–	–	235
Total loans and advances to customers		112,517	3,740	98	79	116,434
The Group – Expected credit losses in respect of undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
Retail - unsecured
RMS 1-6	0.00-4.50%	56	24	–	–	80
RMS 7-9	4.51-14.00%	6	8	–	–	14
RMS 10	14.01-20.00%	–	3	–	–	3
RMS 11-13	20.01-99.99%	–	15	–	–	15
RMS 14	100%	–	–	–	–	–
		62	50	–	–	112
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2	–	–	–	2
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		2	–	–	–	2
Retail - Other
RMS 1-6	0.00-4.50%	11	–	–	–	11
RMS 7-9	4.51-14.00%	–	3	–	–	3
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		11	3	–	–	14
Total Retail		76	53	–	–	129
The Group – Expected credit losses in respect of undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	7	–	–	–	7
CMS 11-14	0.51-3.00%	7	9	–	–	16
CMS 15-18	3.01-20.00%	1	13	–	–	14
CMS 19	20.01-99.99%	–	2	–	–	2
CMS 20-23	100%	–	–	5	–	5
		15	24	5	–	44
Other
RMS 1-6	0.00-4.50%	–	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		–	–	–	–	–
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		91	77	5	–	173

In respect of:
Retail		76	53	–	–	129
Commercial		15	24	5	–	44
Other		–	–	–	–	–
Total loans and advances to customers		91	77	5	–	173
The Group – Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	3,586	2	–	–	3,588
CMS 11-14	0.51-3.00%	105	–	–	–	105
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		3,691	2	–	–	3,693
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	257,740	10,784	–	–	268,524
RMS 7-9	4.51-14.00%	57	1,709	–	–	1,766
RMS 10	14.01-20.00%	–	262	–	–	262
RMS 11-13	20.01-99.99%	–	899	–	–	899
RMS 14	100%	–	–	1,393	15,391	16,784
		257,797	13,654	1,393	15,391	288,235
Retail - unsecured
RMS 1-6	0.00-4.50%	22,363	1,079	–	–	23,442
RMS 7-9	4.51-14.00%	2,071	774	–	–	2,845
RMS 10	14.01-20.00%	72	167	–	–	239
RMS 11-13	20.01-99.99%	199	687	–	–	886
RMS 14	100%	–	–	703	–	703
		24,705	2,707	703	–	28,115
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	12,918	954	–	–	13,872
RMS 7-9	4.51-14.00%	301	318	–	–	619
RMS 10	14.01-20.00%	–	111	–	–	111
RMS 11-13	20.01-99.99%	5	197	–	–	202
RMS 14	100%	–	–	129	–	129
		13,224	1,580	129	–	14,933
Retail - Other
RMS 1-6	0.00-4.50%	9,033	704	–	–	9,737
RMS 7-9	4.51-14.00%	190	66	–	–	256
RMS 10	14.01-20.00%	–	7	–	–	7
RMS 11-13	20.01-99.99%	211	23	–	–	234
RMS 14	100%	–	–	165	–	165
		9,434	800	165	–	10,399
Total Retail		305,160	18,741	2,390	15,391	341,682
The Group – Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	50,143	100	–	–	50,243
CMS 11-14	0.51-3.00%	24,760	3,442	–	–	28,202
CMS 15-18	3.01-20.00%	1,287	2,962	–	–	4,249
CMS 19	20.01-99.99%	–	54	–	–	54
CMS 20-23	100%	–	–	2,958	–	2,958
		76,190	6,558	2,958	–	85,706
Other
RMS 1-6	0.00-4.50%	804	6	–	–	810
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	49	–	49
		804	6	49	–	859
CMS 1-10	0.00-0.50%	38,814	–	–	–	38,814
CMS 11-14	0.51-3.00%	–	3	–	–	3
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		38,814	3	–	–	38,817
Total loans and advances to customers		420,968	25,308	5,397	15,391	467,064

In respect of:
Retail		305,160	18,741	2,390	15,391	341,682
Commercial		76,190	6,558	2,958	–	85,706
Other		39,618	9	49	–	39,676
Total loans and advances to customers		420,968	25,308	5,397	15,391	467,064
The Group – Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	1	–	–	–	1
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		1	–	–	–	1
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	37	141	–	–	178
RMS 7-9	4.51-14.00%	–	34	–	–	34
RMS 10	14.01-20.00%	–	9	–	–	9
RMS 11-13	20.01-99.99%	–	42	–	–	42
RMS 14	100%	–	–	118	78	196
		37	226	118	78	459
Retail - unsecured
RMS 1-6	0.00-4.50%	135	45	–	–	180
RMS 7-9	4.51-14.00%	57	83	–	–	140
RMS 10	14.01-20.00%	4	29	–	–	33
RMS 11-13	20.01-99.99%	3	172	–	–	175
RMS 14	100%	–	–	228	–	228
		199	329	228	–	756
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	114	19	–	–	133
RMS 7-9	4.51-14.00%	6	15	–	–	21
RMS 10	14.01-20.00%	–	11	–	–	11
RMS 11-13	20.01-99.99%	1	34	–	–	35
RMS 14	100%	–	–	78	–	78
		121	79	78	–	278
Retail - Other
RMS 1-6	0.00-4.50%	30	25	–	–	55
RMS 7-9	4.51-14.00%	2	2	–	–	4
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	1	–	–	1
RMS 14	100%	–	–	60	–	60
		32	28	60	–	120
Total Retail		389	662	484	78	1,613
The Group – Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	26	1	–	–	27
CMS 11-14	0.51-3.00%	49	86	–	–	135
CMS 15-18	3.01-20.00%	11	229	–	–	240
CMS 19	20.01-99.99%	–	7	–	–	7
CMS 20-23	100%	–	–	937	–	937
		86	323	937	–	1,346
Other
RMS 1-6	0.00-4.50%	43	1	–	–	44
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	11	–	11
		43	1	11	–	55
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	6	–	–	6
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	6	–	–	6
Total loans and advances to customers		518	992	1,432	78	3,020

In respect of:
Retail		389	662	484	78	1,613
Commercial		86	323	937	–	1,346
Other		43	7	11	–	61
Total loans and advances to customers		518	992	1,432	78	3,020
The Group – Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	12,024	19	–	–	12,043
RMS 7-9	4.51-14.00%	2	1	–	–	3
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	5	90	95
		12,026	20	5	90	12,141
Retail - unsecured
RMS 1-6	0.00-4.50%	57,433	1,811	–	–	59,244
RMS 7-9	4.51-14.00%	391	156	–	–	547
RMS 10	14.01-20.00%	10	27	–	–	37
RMS 11-13	20.01-99.99%	3	50	–	–	53
RMS 14	100%	–	–	36	–	36
		57,837	2,044	36	–	59,917
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,565	–	–	–	1,565
RMS 7-9	4.51-14.00%	141	–	–	–	141
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1,706	–	–	–	1,706
Retail - Other
RMS 1-6	0.00-4.50%	1,381	47	–	–	1,428
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	360	–	–	–	360
RMS 14	100%	–	–	3	–	3
		1,741	47	3	–	1,791
Total Retail		73,310	2,111	44	90	75,555
The Group – Gross undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	35,610	–	–	–	35,610
CMS 11-14	0.51-3.00%	6,196	526	–	–	6,722
CMS 15-18	3.01-20.00%	70	269	–	–	339
CMS 19	20.01-99.99%	31	11	–	–	42
CMS 20-23	100%	–	–	–	–	–
		41,907	806	–	–	42,713
Other
RMS 1-6	0.00-4.50%	246	–	–	–	246
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		246	–	–	–	246
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		115,463	2,917	44	90	118,514

In respect of:
Retail		73,310	2,111	44	90	75,555
Commercial		41,907	806	–	–	42,713
Other		246	–	–	–	246
Total loans and advances to customers		115,463	2,917	44	90	118,514
The Group – Expected credit losses in respect of undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
Retail - unsecured
RMS 1-6	0.00-4.50%	84	25	–	–	109
RMS 7-9	4.51-14.00%	5	10	–	–	15
RMS 10	14.01-20.00%	–	3	–	–	3
RMS 11-13	20.01-99.99%	–	10	–	–	10
RMS 14	100%	–	–	–	–	–
		89	48	–	–	137
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2	–	–	–	2
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		2	–	–	–	2
Retail - Other
RMS 1-6	0.00-4.50%	11	2	–	–	13
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		11	2	–	–	13
Total Retail		103	50	–	–	153
The Group – Expected credit losses in respect of undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	9	–	–	–	9
CMS 11-14	0.51-3.00%	7	7	–	–	14
CMS 15-18	3.01-20.00%	1	5	–	–	6
CMS 19	20.01-99.99%	1	1	–	–	2
CMS 20-23	100%	–	–	6	–	6
		18	13	6	–	37
Other
RMS 1-6	0.00-4.50%	–	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		–	–	–	–	–
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		121	63	6	–	190

In respect of:
Retail		103	50	–	–	153
Commercial		18	13	6	–	37
Other		–	–	–	–	–
Total loans and advances to customers		121	63	6	–	190
The Bank – Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	4,453	–	–	4,453
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		4,453	–	–	4,453
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	46,904	2,972	–	49,876
RMS 7-9	4.51-14.00%	–	510	–	510
RMS 10	14.01-20.00%	–	116	–	116
RMS 11-13	20.01-99.99%	–	291	–	291
RMS 14	100%	–	–	558	558
		46,904	3,889	558	51,351
Retail - unsecured
RMS 1-6	0.00-4.50%	7,586	298	–	7,884
RMS 7-9	4.51-14.00%	1,138	383	–	1,521
RMS 10	14.01-20.00%	38	89	–	127
RMS 11-13	20.01-99.99%	8	273	–	281
RMS 14	100%	–	–	260	260
		8,770	1,043	260	10,073
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,076	135	–	1,211
RMS 7-9	4.51-14.00%	22	54	–	76
RMS 10	14.01-20.00%	–	17	–	17
RMS 11-13	20.01-99.99%	–	34	–	34
RMS 14	100%	–	–	60	60
		1,098	240	60	1,398
Retail - Other
RMS 1-6	0.00-4.50%	1,746	151	–	1,897
RMS 7-9	4.51-14.00%	–	271	–	271
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	105	105
		1,746	422	105	2,273
Total Retail		58,518	5,594	983	65,095
The Bank – Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	32,617	380	–	32,997
CMS 11-14	0.51-3.00%	20,200	2,034	–	22,234
CMS 15-18	3.01-20.00%	1,469	2,530	–	3,999
CMS 19	20.01-99.99%	–	111	–	111
CMS 20-23	100%	–	–	1,400	1,400
		54,286	5,055	1,400	60,741
Other
RMS 1-6	0.00-4.50%	267	32	–	299
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	2	2
		267	32	2	301
CMS 1-10	0.00-0.50%	52,605	–	–	52,605
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		52,605	–	–	52,605
Total loans and advances to customers		165,676	10,681	2,385	178,742

In respect of:
Retail		58,518	5,594	983	65,095
Commercial		54,286	5,055	1,400	60,741
Other		52,872	32	2	52,906
Total loans and advances to customers		165,676	10,681	2,385	178,742
The Bank – Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	2	28	–	30
RMS 7-9	4.51-14.00%	–	7	–	7
RMS 10	14.01-20.00%	–	3	–	3
RMS 11-13	20.01-99.99%	–	9	–	9
RMS 14	100%	–	–	30	30
		2	47	30	79
Retail - unsecured
RMS 1-6	0.00-4.50%	68	12	–	80
RMS 7-9	4.51-14.00%	47	41	–	88
RMS 10	14.01-20.00%	4	17	–	21
RMS 11-13	20.01-99.99%	2	89	–	91
RMS 14	100%	–	–	93	93
		121	159	93	373
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	21	4	–	25
RMS 7-9	4.51-14.00%	1	3	–	4
RMS 10	14.01-20.00%	–	2	–	2
RMS 11-13	20.01-99.99%	–	7	–	7
RMS 14	100%	–	–	32	32
		22	16	32	70
Retail - Other
RMS 1-6	0.00-4.50%	18	4	–	22
RMS 7-9	4.51-14.00%	–	20	–	20
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	35	35
		18	24	35	77
Total Retail		163	246	190	599
The Bank – Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	25	1	–	26
CMS 11-14	0.51-3.00%	40	33	–	73
CMS 15-18	3.01-20.00%	10	145	–	155
CMS 19	20.01-99.99%	–	10	–	10
CMS 20-23	100%	–	–	309	309
		75	189	309	573
Other
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	1	1
		–	–	1	1
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Total loans and advances to customers		238	435	500	1,173

In respect of:
Retail		163	246	190	599
Commercial		75	189	309	573
Other		–	–	1	1
Total loans and advances to customers		238	435	500	1,173
The Bank – Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1,120	–	–	1,120
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		1,120	–	–	1,120
Retail - unsecured
RMS 1-6	0.00-4.50%	18,671	437	–	19,108
RMS 7-9	4.51-14.00%	155	91	–	246
RMS 10	14.01-20.00%	2	15	–	17
RMS 11-13	20.01-99.99%	–	28	–	28
RMS 14	100%	–	–	18	18
		18,828	571	18	19,417
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	84	–	–	84
RMS 7-9	4.51-14.00%	13	4	–	17
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		97	4	–	101
Retail - Other
RMS 1-6	0.00-4.50%	839	–	–	839
RMS 7-9	4.51-14.00%	–	54	–	54
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	2	2
		839	54	2	895
Total Retail		20,884	629	20	21,533
		Stage 1	Stage 2	Stage 3	Total
The Bank – Gross undrawn exposures (continued)	PD range	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	25,847	44	–	25,891
CMS 11-14	0.51-3.00%	3,771	718	–	4,489
CMS 15-18	3.01-20.00%	197	206	–	403
CMS 19	20.01-99.99%	–	38	–	38
CMS 20-23	100%	–	–	4	4
		29,815	1,006	4	30,825
Other
RMS 1-6	0.00-4.50%	191	–	–	191
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		191	–	–	191
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Total loans and advances to customers		50,890	1,635	24	52,549

In respect of:
Retail		20,884	629	20	21,533
Commercial		29,815	1,006	4	30,825
Other		191	–	–	191
Total loans and advances to customers		50,890	1,635	24	52,549
		Stage 1	Stage 2	Stage 3	Total
The Bank – Expected credit losses in respect of undrawn exposures	PD range	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		–	–	–	–
Retail - unsecured
RMS 1-6	0.00-4.50%	18	8	–	26
RMS 7-9	4.51-14.00%	3	4	–	7
RMS 10	14.01-20.00%	–	2	–	2
RMS 11-13	20.01-99.99%	–	9	–	9
RMS 14	100%	–	–	–	–
		21	23	–	44
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		–	–	–	–
Retail - Other
RMS 1-6	0.00-4.50%	10	–	–	10
RMS 7-9	4.51-14.00%	–	3	–	3
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		10	3	–	13
Total Retail		31	26	–	57
		Stage 1	Stage 2	Stage 3	Total
The Bank – Expected credit losses in respect of undrawn exposures (continued)	PD range	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	5	–	–	5
CMS 11-14	0.51-3.00%	7	5	–	12
CMS 15-18	3.01-20.00%	1	9	–	10
CMS 19	20.01-99.99%	–	2	–	2
CMS 20-23	100%	–	–	4	4
		13	16	4	33
Other
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		–	–	–	–
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Total loans and advances to customers		44	42	4	90

In respect of:
Retail		31	26	–	57
Commercial		13	16	4	33
Other		–	–	–	–
Total loans and advances to customers		44	42	4	90
		Stage 1	Stage 2	Stage 3	Total
The Bank – Gross drawn exposures	PD range	£m	£m	£m	£m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	3,049	–	–	3,049
CMS 11-14	0.51-3.00%	105	–	–	105
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		3,154	–	–	3,154
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	49,298	3,159	–	52,457
RMS 7-9	4.51-14.00%	1	490	–	491
RMS 10	14.01-20.00%	–	74	–	74
RMS 11-13	20.01-99.99%	–	325	–	325
RMS 14	100%	–	–	644	644
		49,299	4,048	644	53,991
Retail - unsecured
RMS 1-6	0.00-4.50%	7,799	359	–	8,158
RMS 7-9	4.51-14.00%	591	284	–	875
RMS 10	14.01-20.00%	14	63	–	77
RMS 11-13	20.01-99.99%	5	228	–	233
RMS 14	100%	–	–	282	282
		8,409	934	282	9,625
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2,697	365	–	3,062
RMS 7-9	4.51-14.00%	40	130	–	170
RMS 10	14.01-20.00%	–	50	–	50
RMS 11-13	20.01-99.99%	1	79	–	80
RMS 14	100%	–	–	75	75
		2,738	624	75	3,437
Retail - Other
RMS 1-6	0.00-4.50%	2,272	375	–	2,647
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	104	104
		2,272	375	104	2,751
Total Retail		62,718	5,981	1,105	69,804
		Stage 1	Stage 2	Stage 3	Total
The Bank – Gross drawn exposures (continued)	PD range	£m	£m	£m	£m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	41,279	23	–	41,302
CMS 11-14	0.51-3.00%	16,563	2,259	–	18,822
CMS 15-18	3.01-20.00%	936	2,711	–	3,647
CMS 19	20.01-99.99%	–	30	–	30
CMS 20-23	100%	–	–	1,356	1,356
		58,778	5,023	1,356	65,157
Other
RMS 1-6	0.00-4.50%	208	2	–	210
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	3	3
		208	2	3	213
CMS 1-10	0.00-0.50%	38,675	–	–	38,675
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		38,675	–	–	38,675
Total loans and advances to customers		160,379	11,006	2,464	173,849

In respect of:
Retail		62,718	5,981	1,105	69,804
Commercial		58,778	5,023	1,356	65,157
Other		38,883	2	3	38,888
Total loans and advances to customers		160,379	11,006	2,464	173,849
		Stage 1	Stage 2	Stage 3	Total
The Bank – Expected credit losses in respect of drawn exposures	PD range	£m	£m	£m	£m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	1	–	–	1
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		1	–	–	1
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	3	21	–	24
RMS 7-9	4.51-14.00%	–	7	–	7
RMS 10	14.01-20.00%	–	2	–	2
RMS 11-13	20.01-99.99%	–	11	–	11
RMS 14	100%	–	–	41	41
		3	41	41	85
Retail - unsecured
RMS 1-6	0.00-4.50%	69	14	–	83
RMS 7-9	4.51-14.00%	24	35	–	59
RMS 10	14.01-20.00%	1	14	–	15
RMS 11-13	20.01-99.99%	1	86	–	87
RMS 14	100%	–	–	92	92
		95	149	92	336
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	23	7	–	30
RMS 7-9	4.51-14.00%	1	6	–	7
RMS 10	14.01-20.00%	–	5	–	5
RMS 11-13	20.01-99.99%	–	13	–	13
RMS 14	100%	–	–	45	45
		24	31	45	100
Retail - Other
RMS 1-6	0.00-4.50%	19	19	–	38
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	35	35
		19	19	35	73
Total Retail		141	240	213	594
		Stage 1	Stage 2	Stage 3	Total
The Bank – Expected credit losses in respect of drawn exposures (continued)	PD range	£m	£m	£m	£m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	24	–	–	24
CMS 11-14	0.51-3.00%	38	52	–	90
CMS 15-18	3.01-20.00%	6	205	–	211
CMS 19	20.01-99.99%	–	5	–	5
CMS 20-23	100%	–	–	608	608
		68	262	608	938
Other
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	2	2
		–	–	2	2
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Total loans and advances to customers		209	502	823	1,534

In respect of:
Retail		141	240	213	594
Commercial		68	262	608	938
Other		–	–	2	2
Total loans and advances to customers		209	502	823	1,534
		Stage 1	Stage 2	Stage 3	Total
The Bank – Gross undrawn exposures	PD range	£m	£m	£m	£m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	753	–	–	753
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		753	–	–	753
Retail - unsecured
RMS 1-6	0.00-4.50%	18,913	446	–	19,359
RMS 7-9	4.51-14.00%	81	70	–	151
RMS 10	14.01-20.00%	1	12	–	13
RMS 11-13	20.01-99.99%	–	22	–	22
RMS 14	100%	–	–	15	15
		18,995	550	15	19,560
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	346	–	–	346
RMS 7-9	4.51-14.00%	25	–	–	25
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		371	–	–	371
Retail - Other
RMS 1-6	0.00-4.50%	1,103	42	–	1,145
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	3	3
		1,103	42	3	1,148
Total Retail		21,222	592	18	21,832
		Stage 1	Stage 2	Stage 3	Total
The Bank – Gross undrawn exposures (continued)	PD range	£m	£m	£m	£m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	31,474	–	–	31,474
CMS 11-14	0.51-3.00%	3,858	383	–	4,241
CMS 15-18	3.01-20.00%	53	213	–	266
CMS 19	20.01-99.99%	31	3	–	34
CMS 20-23	100%	–	–	–	–
		35,416	599	–	36,015
Other
RMS 1-6	0.00-4.50%	50	–	–	50
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		50	–	–	50
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Total loans and advances to customers		56,688	1,191	18	57,897

In respect of:
Retail		21,222	592	18	21,832
Commercial		35,416	599	–	36,015
Other		50	–	–	50
Total loans and advances to customers		56,688	1,191	18	57,897
		Stage 1	Stage 2	Stage 3	Total
The Bank – Expected credit losses in respect of undrawn exposures	PD range	£m	£m	£m	£m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		–	–	–	–
Retail - unsecured
RMS 1-6	0.00-4.50%	15	8	–	23
RMS 7-9	4.51-14.00%	2	5	–	7
RMS 10	14.01-20.00%	–	2	–	2
RMS 11-13	20.01-99.99%	–	6	–	6
RMS 14	100%	–	–	–	–
		17	21	–	38
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		1	–	–	1
Retail - Other
RMS 1-6	0.00-4.50%	10	2	–	12
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		10	2	–	12
Total Retail		28	23	–	51
The Bank – Expected credit losses in respect of undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	12	–	–	12
CMS 11-14	0.51-3.00%	1	8	–	9
CMS 15-18	3.01-20.00%	–	1	–	1
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	3	3
		13	9	3	25
Other
RMS 1-6	0.00-4.50%	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–
RMS 14	100%	–	–	–	–
		–	–	–	–
CMS 1-10	0.00-0.50%	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–
CMS 20-23	100%	–	–	–	–
		–	–	–	–
Total loans and advances to customers		41	32	3	76

In respect of:
Retail		28	23	–	51
Commercial		13	9	3	25
Other		–	–	–	–
Total loans and advances to customers		41	32	3	76

Disclosure of fair value of financial instruments [text block]	An analysis of financial assets at fair value through profit or loss is included in note 14. The credit quality of debt securities, treasury and other bills held at fair value through profit or loss is set out below.

	2019			2018
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Government securities	290	–	290	2,293	–	2,293
Asset-backed securities	–	–	–	20	–	20
Corporate and other debt securities	–	–	–	22	–	22
Total held as trading assets	290	–	290	2,335	–	2,335
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	47	–	47	518	–	518
Total other assets mandatorily at fair value through profit or loss	47	–	47	518	–	518
	337	–	337	2,853	–	2,853
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			–
Total held at fair value through profit or loss			337			2,853
	2019			2018
The Bank	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Government securities	290	–	290	2,293	–	2,293
Total held as trading assets	290	–	290	2,293	–	2,293
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	47	–	47	518	–	518
Total other assets mandatorily at fair value through profit or loss	47	–	47	518	–	518
	337	–	337	2,811	–	2,811
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			–
Total held at fair value through profit or loss			337			2,811
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £nil; 2018: £nil) and not rated (2019: £nil; 2018: £nil).
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £nil; 2018: £nil) and not rated (2019: £nil; 2018: £nil).

Analysis of Loan-to-value ratio of Residential Mortgage Lending	An analysis by loan-to-value ratio of the Group’s and the Bank’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations. In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

The Group	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total gross £m
At 31 December 2019
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659
80 per cent to 90 per cent	27,056	1,057	86	677	28,876
90 per cent to 100 per cent	5,663	199	34	207	6,103
Greater than 100 per cent	374	189	31	351	945
Total	257,043	16,935	1,506	13,714	289,198

The Group	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total gross £m
At 31 December 2018
Less than 70 per cent	185,556	10,728	1,035	11,846	209,165
70 per cent to 80 per cent	41,827	1,802	190	1,884	45,703
80 per cent to 90 per cent	24,854	832	95	1,032	26,813
90 per cent to 100 per cent	4,957	164	39	302	5,462
Greater than 100 per cent	603	128	34	327	1,092
Total	257,797	13,654	1,393	15,391	288,235

The Bank	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total gross £m
At 31 December 2019
Less than 70 per cent	39,054	3,004	424	42,482
70 per cent to 80 per cent	4,848	529	68	5,445
80 per cent to 90 per cent	2,428	264	38	2,730
90 per cent to 100 per cent	516	49	18	583
Greater than 100 per cent	58	43	10	111
Total	46,904	3,889	558	51,351
The Bank	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total gross £m
At 31 December 2018
Less than 70 per cent	41,695	3,193	485	45,373
70 per cent to 80 per cent	4,668	483	75	5,226
80 per cent to 90 per cent	2,333	247	43	2,623
90 per cent to 100 per cent	527	68	21	616
Greater than 100 per cent	76	57	20	153
Total	49,299	4,048	644	53,991

Available-for-Sale Financial Assets (Excluding Equity Shares) [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Available-for-Sale Financial Assets (Excluding Equity Shares) [text block]	An analysis of financial assets at fair value through other comprehensive income is included in note 19. The credit quality of financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2019			2018
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities
Government securities	13,082	–	13,082	18,971	–	18,971
Asset-backed securities	–	60	60	–	57	57
Corporate and other debt securities	11,036	–	11,036	4,934	185	5,119
Total debt securities	24,118	60	24,178	23,905	242	24,147
Treasury and other bills	439	–	439	221	–	221
Total financial assets at fair value through other comprehensive income	24,557	60	24,617	24,126	242	24,368
	2019			2018
The Bank	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities
Government securities	12,938	–	12,938	18,831	–	18,831
Asset-backed securities	–	–	–	–	5	5
Corporate and other debt securities	8,783	–	8,783	4,151	–	4,151
Total debt securities	21,721	–	21,721	22,982	5	22,987
Treasury and other bills	439	–	439	221	–	221
	22,160	–	22,160	23,203	5	23,208
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			–
Total financial assets at fair value through other comprehensive income			22,160			23,208
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £60 million; 2018: £52 million) and not rated (2019: £nil; 2018: £190 million).
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £nil; 2018: £nil) and not rated (2019: £nil; 2018: £5 million).

Derivative assets [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Derivative Assets [text block]
	2019			2018
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	5,531	1,267	6,798	5,901	1,320	7,221
Hedging	1,047	58	1,105	1,467	16	1,483
	6,578	1,325	7,903	7,368	1,336	8,704
Due from fellow Lloyds Banking Group undertakings			591			2,589
Total derivative financial instruments			8,494			11,293

The Bank
Trading and other	4,113	209	4,322	4,563	525	5,088
Hedging	178	1	179	385	15	400
	4,291	210	4,501	4,948	540	5,488
Due from fellow Lloyds Banking Group undertakings			9,137			9,943
Total derivative financial instruments			13,638			15,431
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £953 million for the Group and £135 million for the Bank; 2018: £1,282 million for the Group and £488 million for the Bank) and not rated (2019: £372 million for the Group and £75 million for the Bank; 2018: £54 million for the Group and £52 million for the Bank).

Concentrations of risk [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of loans and advances to customers [text block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Agriculture, forestry and fishing	7,557	7,308	2,949	3,020
Energy and water supply	1,423	1,356	1,328	1,243
Manufacturing	4,869	6,696	3,811	5,725
Construction	4,190	4,468	3,255	3,108
Transport, distribution and hotels	12,657	13,932	8,350	9,943
Postal and telecommunications	1,679	2,395	1,130	1,646
Property companies	26,736	27,207	22,982	23,087
Financial, business and other services	73,087	61,256	68,461	55,407
Personal:
Mortgages[1]	298,294	296,790	52,341	55,022
Other	29,165	28,617	10,060	9,680
Lease financing	1,536	1,686	93	194
Hire purchase	16,440	15,353	3,982	5,774
Total loans and advances to customers before allowance for impairment losses	477,633	467,064	178,742	173,849
Allowance for impairment losses (note 18)	(3,163)	(3,020)	(1,173)	(1,534)
Total loans and advances to customers	474,470	464,044	177,569	172,315
1	Includes both UK and overseas mortgage balances.

Securities lending [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of transfers of financial assets [text block]	The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Financial assets at fair value through profit or loss	470	723	634	715
Financial assets at fair value through other comprehensive income	854	1,025	1,467	731
	1,324	1,748	2,101	1,446

Loans to corporate entities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Debt Securities Classified as Loans and Receivables [text block]	An analysis by credit rating of debt securities held at amortised cost is provided below:

	2019			2018
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Asset-backed securities:
Mortgage-backed securities	2,934	–	2,934	3,262	9	3,271
Other asset-backed securities	874	–	874	631	17	648
	3,808	–	3,808	3,893	26	3,919
Corporate and other debt securities	1,517	1	1,518	1,176	2	1,178
Gross exposure	5,325	1	5,326	5,069	28	5,097
Allowance for impairment losses			(1)			(2)
Total debt securities held at amortised cost			5,325			5,095

The Bank
Asset-backed securities:
Mortgage-backed securities	2,926	–	2,926	3,263	–	3,263
Other asset-backed securities	798	–	798	521	–	521
	3,724	–	3,724	3,784	–	3,784
Corporate and other debt securities	1,517	–	1,517	1,176	–	1,176
Gross exposure	5,241	–	5,241	4,960	–	4,960
Allowance for impairment losses			–			–
Total debt securities held at amortised cost			5,241			4,960
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £nil for the Group and £nil for the Bank; 2018: £6 million for the Group and £nil for the Bank) and not rated (2019: £1 million for the Group and £nil for the Bank; 2018: £22 million for the Group and £nil for the Bank).

Financial liabilities, category [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The tables below analyse financial instrument liabilities of the Group and the Bank on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

The Group	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Deposits from banks	4,099	2,302	248	17,142	317	24,108
Customer deposits	368,331	11,440	11,861	9,271	1,276	402,179
Financial liabilities at fair value through profit or loss	30	71	298	1,330	13,213	14,942
Debt securities in issue	4,174	8,186	15,117	41,816	28,696	97,989
Other liabilities (lease liabilities)	2	60	187	793	935	1,977
Subordinated liabilities	245	1,472	1,711	7,593	6,513	17,534
Total non-derivative financial liabilities	376,881	23,531	29,422	77,945	50,950	558,729

Derivative financial liabilities:
Gross settled derivatives – outflows	2,492	3,053	10,815	25,935	13,884	56,179
Gross settled derivatives – inflows	(968)	(2,636)	(10,744)	(25,838)	(13,829)	(54,015)
Gross settled derivatives – net flows	1,524	417	71	97	55	2,164
Net settled derivative liabilities	14,654	(16)	1	129	383	15,151
Total derivative financial liabilities	16,178	401	72	226	438	17,315
The Group	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	1,938	2,401	865	20,302	1,362	26,868
Customer deposits	361,233	7,298	12,066	9,825	1,554	391,976
Financial liabilities at fair value through profit or loss	3,807	6,165	5,389	931	10,771	27,063
Debt securities in issue	4,714	5,580	19,741	35,123	12,677	77,835
Subordinated liabilities	236	1,164	953	6,871	10,444	19,668
Total non-derivative financial liabilities	371,928	22,608	39,014	73,052	36,808	543,410

Derivative financial liabilities:
Gross settled derivatives – outflows	1,161	1,704	6,503	21,645	13,207	44,220
Gross settled derivatives – inflows	(924)	(1,528)	(6,185)	(20,173)	(11,450)	(40,260)
Gross settled derivatives – net flows	237	176	318	1,472	1,757	3,960
Net settled derivative liabilities	5,778	(9)	39	285	576	6,669
Total derivative financial liabilities	6,015	167	357	1,757	2,333	10,629
The Bank	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Deposits from banks	3,933	2,302	144	824	317	7,520
Customer deposits	227,825	9,620	4,727	1,330	1,176	244,678
Financial liabilities at fair value through profit or loss	30	71	298	1,330	13,165	14,894
Debt securities in issue	3,323	4,341	12,569	34,779	26,628	81,640
Other liabilities (lease liabilities)	1	35	109	446	513	1,104
Subordinated liabilities	173	1,416	1,572	6,254	3,497	12,912
Total non-derivative financial liabilities	235,285	17,785	19,419	44,963	45,296	362,748

Derivative financial liabilities:
Gross settled derivatives – outflows	1,631	2,906	10,228	24,164	12,130	51,059
Gross settled derivatives – inflows	(932)	(2,523)	(10,160)	(24,038)	(11,911)	(49,564)
Gross settled derivatives – net flows	699	383	68	126	219	1,495
Net settled derivative liabilities	10,539	(19)	(6)	59	243	10,816
Total derivative financial liabilities	11,238	364	62	185	462	12,311
The Bank	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	1,860	1,472	701	112	1,362	5,507
Customer deposits	219,209	4,845	3,956	693	810	229,513
Trading and other financial liabilities at fair value through profit or loss	3,839	6,216	5,434	887	10,754	27,130
Debt securities in issue	4,181	4,083	16,637	25,590	11,813	62,304
Subordinated liabilities	190	416	487	5,706	5,992	12,791
Total non-derivative financial liabilities	229,279	17,032	27,215	32,988	30,731	337,245

Derivative financial liabilities:
Gross settled derivatives – outflows	1,083	1,630	6,364	18,279	11,908	39,264
Gross settled derivatives – inflows	(884)	(1,466)	(6,054)	(16,992)	(10,296)	(35,692)
Gross settled derivatives – net flows	199	164	310	1,287	1,612	3,572
Net settled derivative liabilities	4,302	(18)	6	152	351	4,793
Total derivative financial liabilities	4,501	146	316	1,439	1,963	8,365

Off balance sheet [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity Analysis For Commitments And Contingent Liabilities	The following tables set out the amounts and residual maturities of off balance sheet contingent liabilities, commitments and guarantees.

The Group	Within 1 year £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
31 December 2019
Acceptances and endorsements	17	–	–	–	17
Other contingent liabilities	1,422	349	99	683	2,553
Total contingent liabilities	1,439	349	99	683	2,570
Lending commitments and guarantees	90,953	11,756	10,571	2,983	116,263
Other commitments	5	71	43	52	171
Total commitments and guarantees	90,958	11,827	10,614	3,035	116,434
Total contingents, commitments and guarantees	92,397	12,176	10,713	3,718	119,004
31 December 2018
Acceptances and endorsements	32	–	–	–	32
Other contingent liabilities	1,324	551	133	747	2,755
Total contingent liabilities	1,356	551	133	747	2,787
Lending commitments and guarantees	89,567	12,445	11,554	4,215	117,781
Other commitments	524	20	13	176	733
Total commitments and guarantees	90,091	12,465	11,567	4,391	118,514
Total contingents, commitments and guarantees	91,447	13,016	11,700	5,138	121,301
The Bank	Within 1 year £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
31 December 2019
Acceptances and endorsements	16	–	–	–	16
Other contingent liabilities	1,323	271	99	580	2,273
Total contingent liabilities	1,339	271	99	580	2,289
Lending commitments and guarantees	30,727	9,806	9,694	2,165	52,392
Other commitments	5	71	43	38	157
Total commitments and guarantees	30,732	9,877	9,737	2,203	52,549
Total contingents, commitments and guarantees	32,071	10,148	9,836	2,783	54,838
31 December 2018
Acceptances and endorsements	31	–	–	–	31
Other contingent liabilities	1,239	465	133	624	2,461
Total contingent liabilities	1,270	465	133	624	2,492
Lending commitments and guarantees	32,769	10,548	10,828	3,068	57,213
Other commitments	522	20	13	129	684
Total commitments and guarantees	33,291	10,568	10,841	3,197	57,897
Total contingents, commitments and guarantees	34,561	11,033	10,974	3,821	60,389